Loss Per Share - Schedule of Anti-dilutive Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants [Member]
Schedule of Anti-dilutive [Line Items]
Securities were excluded from the computation of diluted net loss per share			4,580,000
Earn-out Shares [Member]
Schedule of Anti-dilutive [Line Items]
Securities were excluded from the computation of diluted net loss per share	2,800,000	2,800,000	2,800,000
Original Option Units [Member]
Schedule of Anti-dilutive [Line Items]
Securities were excluded from the computation of diluted net loss per share	1,309,683	1,654,848	1,643,512
Additional Option Units [Member]
Schedule of Anti-dilutive [Line Items]
Securities were excluded from the computation of diluted net loss per share	42,509	65,372	74,867
RSU [Member]
Schedule of Anti-dilutive [Line Items]
Securities were excluded from the computation of diluted net loss per share	855,215	648,427	347,668
Liability-settled share-based payment to non-employee [Member]
Schedule of Anti-dilutive [Line Items]
Securities were excluded from the computation of diluted net loss per share	40,000	40,000	40,000
Convertible Senior Notes [Member]
Schedule of Anti-dilutive [Line Items]
Securities were excluded from the computation of diluted net loss per share	1,431,308	1,431,308	1,350,408
Convertible Junior Notes [Member]
Schedule of Anti-dilutive [Line Items]
Securities were excluded from the computation of diluted net loss per share	21,149,934